Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021
Assets of disposal groups held for sale
Cash and balances at central banks	$ 307,733	[1]	$ 327,002	[1]		$ 403,018
Trading assets	255,387	[1]	218,093	[1]		248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	104,303	[1]	100,101	[1]		110,795
Derivatives	272,595	[1]	284,159	[1]		196,882
Loans and advances to banks	100,921	[1]	104,475	[1]		82,567
Loans and advances to customers	959,558	[1]	923,561	[1]	$ 1,027,021	1,044,534
Reverse repurchase agreements – non-trading	258,056	[1]	253,754	[1]		241,648
Financial investments	407,933	[1]	364,726	[1]		392,005
Prepayments, accrued income and other assets	175,473	[1]	156,149	[1]		136,196
Total assets	3,041,476	[1]	2,949,286	[1]	2,970,481	2,953,792
Liabilities of disposal groups held for sale
Trading liabilities	81,228	[1]	72,353	[1]		84,904
Deposits by banks	68,709	[1]	66,722	[1]		101,152
Customer accounts	1,595,769	[1]	1,570,303	[1]	$ 1,651,301	1,710,574
Repurchase agreements – non-trading	170,110	[1]	127,747	[1]		126,670
Derivatives	269,560	[1]	285,762	[1]		191,064
Debt securities in issue	85,471	[1]	78,149	[1]		78,557
Subordinated liabilities	23,286	[1]	22,290	[1]		20,487
Accruals, deferred income and other liabilities	155,275	[1]	134,313	[1]		115,900
Total liabilities	2,849,825	[1]	2,764,089	[1]		$ 2,757,474
Financial investments – at amortised cost
Liabilities of disposal groups held for sale
Financial assets	131,250		109,066
Financial investments measured at fair value through other comprehensive income
Liabilities of disposal groups held for sale
Financial assets	276,683		255,660
Financial investments measured at fair value through other comprehensive income | Recurring fair value measurement
Liabilities of disposal groups held for sale
Financial assets	276,683		255,660
Disposal groups classified as held for sale | Financial investments – at amortised cost
Liabilities of disposal groups held for sale
Financial assets	6,744		6,165
Disposal groups classified as held for sale | Financial investments measured at fair value through other comprehensive income | Recurring fair value measurement
Liabilities of disposal groups held for sale
Financial assets	12,119		$ 11,184
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	5,226
Trading assets	2,279
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15
Derivatives	585
Loans and advances to banks	1,149
Loans and advances to customers	59,210
Reverse repurchase agreements – non-trading	3,379
Financial investments	18,863
Goodwill	225
Prepayments, accrued income and other assets	4,064
Total assets	94,995
Liabilities of disposal groups held for sale
Trading liabilities	1,905
Deposits by banks	253
Customer accounts	66,154
Repurchase agreements – non-trading	2,615
Derivatives	788
Debt securities in issue	9,127
Subordinated liabilities	8
Accruals, deferred income and other liabilities	6,391
Total liabilities	87,241
Canada | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	3,541
Trading assets	2,273
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15
Derivatives	584
Loans and advances to banks	76
Loans and advances to customers	55,932
Reverse repurchase agreements – non-trading	3,254
Financial investments	17,424
Goodwill	225
Prepayments, accrued income and other assets	3,913
Total assets	87,237
Liabilities of disposal groups held for sale
Trading liabilities	1,903
Deposits by banks	175
Customer accounts	59,813
Repurchase agreements – non-trading	2,615
Derivatives	788
Debt securities in issue	9,127
Subordinated liabilities	8
Accruals, deferred income and other liabilities	5,975
Total liabilities	80,404
Oman | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	576
Trading assets	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	0
Loans and advances to banks	891
Loans and advances to customers	2,975
Reverse repurchase agreements – non-trading	0
Financial investments	1,418
Goodwill	0
Prepayments, accrued income and other assets	128
Total assets	5,988
Liabilities of disposal groups held for sale
Trading liabilities	0
Deposits by banks	77
Customer accounts	4,878
Repurchase agreements – non-trading	0
Derivatives	0
Debt securities in issue	0
Subordinated liabilities	0
Accruals, deferred income and other liabilities	383
Total liabilities	5,338
Other | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	1,109
Trading assets	6
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	1
Loans and advances to banks	182
Loans and advances to customers	303
Reverse repurchase agreements – non-trading	125
Financial investments	21
Goodwill	0
Prepayments, accrued income and other assets	23
Total assets	1,770
Liabilities of disposal groups held for sale
Trading liabilities	2
Deposits by banks	1
Customer accounts	1,463
Repurchase agreements – non-trading	0
Derivatives	0
Debt securities in issue	0
Subordinated liabilities	0
Accruals, deferred income and other liabilities	33
Total liabilities	$ 1,499

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.